Principal activities and reorganization	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principal activities and reorganization
1. Principal activities and reorganization
(a) Principal activities
FinVolution Group (formerly known as PPDAI Group Inc., the “Company”) is an investment holding company and with its consolidated subsidiaries and variable interest entities (“VIEs”) (collectively referred to as the “Group”) operates an online consumer finance marketplace through its platform (www.ppdai.com) registered in the People’s Republic of China (the “PRC” or “China”).
As of December 31, 2019, the Company’s principal subsidiaries and consolidated VIEs are as follows:

Name	Percentage of direct or indirect ownership		Date of incorporation	Place of incorporation
Subsidiaries
FinVolution (HK) LIMITED. (“FinVolution HK”)	100%		June 12, 2012	Hong Kong, China
Beijing Prosper Investment Consulting Co., Ltd. (“Beijing Prosper”)	100%		August 21, 2012	Beijing, China
Shanghai Guangjian Information Technology Co., Ltd. (“Shanghai Guangjian”)	100%		June 5, 2017	Shanghai, China
Shanghai Shanghu Information Technology Co., Ltd. (“Shanghai Shanghu”) Shanghai Manyin Information Technology Co., Ltd. (“Shanghai Manyin”)	100%		February 12, 2018	Shanghai, China

Consolidated VIEs
Beijing Paipairongxin Investment Consulting Co., Ltd. (“Beijing Paipairongxin”)	100	%*	June 15, 2012	Beijing, China
Shanghai Zihe Information Technology Co., Ltd. (“Shanghai Zihe”)	100	%*	July 6, 2017	Shanghai, China
Shanghai Nianqiao Technology Co., Ltd. (“Shanghai Nianqiao”)	100	%*	August 8, 2018	Shanghai, China
Shanghai Ledao Technology Co., Ltd. (“Shanghai Ledao”)	100	%*	January 10, 2019	Shanghai, China
Consolidated VIEs’ principal subsidiaries
Shanghai PPDai Financial Information Services Co.,Ltd. (“Shanghai PPDai”)	100	%*	January 18, 2011	Shanghai, China
Shanghai Erxu Information Technology Co., Ltd. (“Shanghai Erxu”)	100	%*	April 28, 2018	Shanghai, China
Fujian Zhiyun Financing Guarantee Co., Ltd.. (“Fujian Zhiyun”)	100	%*	November 21, 2019	Fujian, China

*	Controlled via contractual relationships

(b) Reorganization
Prior to 2012, the operation of the online consumer finance marketplace was carried out by Shanghai PPDAI and Beijing Paipairongxin, both of which were owned by the original shareholders (the “Founders”) and an angel investor. To facilitate offshore financing, an offshore corporate structure was formed in 2012 (the “Reorganization”), which was carried out as follows:
1)	Fin V olution Group was incorporated in the Cayman Islands on June 6, 2012 by the Founders and angel investor.

2)	On June 12, 2012, FinVolution HK was incorporated in Hong Kong as a wholly owned subsidiary of the Company.

3)	On June 15, 2012, Beijing Prosper was incorporated in the PRC as a wholly owned subsidiary of FinVolution HK .

4)	On August 21, 2012, Beijing Paipairongxin was incorporated in the PRC by the founders of Shanghai PPDAI.

1. Principal activities and reorganization (continued)
(b) Reorganization (continued)
By entering into a series of commercial agreements in 2012 to 2014 (the “VIE Agreements”) that included the founders. Beijing Prosper, Beijing Paipairongxin and Shanghai PPai, (i) Shanghai PPDAI became a wholly owned subsidiary of Beijing Paipairongxin and (ii) Beijing Pairongxin became a VIE whose primary beneficiary is Beijing Prosper. Upon entering into the agreements, the shareholders of Beijing Paipairongxin became the “Nominee Shareholders” of Beijing Paipairongxin.
The Company further carried out the following reorganization activities in 2017:
1)	On June 5, 2017, Shanghai Guangjian was incorporated in the PRC as a wholly owned subsidiary of Finvolution HK.

2)	On June 15, 2017, Shanghai Shanghu was incorporated in PRC as a wholly owned subsidiary of Shanghai Guangjian.

In June 2017, Shanghai Guangjian, Shanghai Shanghu, Beijing Prosper, Beijing Paipairongxin, Shanghai PPDAI and the shareholders of Beijing Paipairongxin entered into a new set of contractual arrangements, including an equity pledge agreement, a business operation agreement, a power of attorney, an option agreement and an exclusive technology consulting and service agreement, replacing the previous contractual agreements among Beijing Prosper, Beijing Paipairongxin, Shanghai PPDai and the shareholders of Beijing Paipairongxin. The term of the new set of agreements do not change from the previous ones. As a result, the Company continues to have control over Beijing Paipairongxin.
In February 2018, the Group established Shanghai Manyin. In November 2018 and January 2019, Shanghai Manyin entered into a series of similar contractual agreements with Shanghai Nianqiao and Shanghai Ledao, which enable the Group to effective control Shanghai Niaoqiao and Shanghai Ledao.
Shanghai Guangjian and Shanghai Manyin are collectively referred to as the WOFEs. Beijing Paipairongxin, Shanghai Zihe, Shanghai Nianqiao and Shanghai Ledao are collectively referred to as the VIEs.
(c) Share split
On October 20, 2017, the Company effected a share split.
Each of ordinary share and preferred share of the Company was subdivided into
100
shares at a par value of US$
0.00001
. All shares and per share amounts presented in these consolidated financial statements and notes have been revised on a retroactive basis to reflect the effect of the share split. The par value per ordinary share has been retroactively revised as if it had been adjusted in proportion to the share split.